Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan Benefits Payment [Table Text Block]
(Dollars in thousands)
2015		2014		2013
Date Paid	Amount	Date Paid	Amount	Date Paid	Amount
10/15/2015	$42	10/15/2014	$46	10/15/2013	$42
12/30/2015	151	12/30/2014	164	12/30/2013	215
Total	$193		$210		$257

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	2015	2014	2013
Shares held by participants beginning of the year	336,024	347,887	350,539
Shares allocated to participants	24,317	24,317	24,317
Shares purchased	0	0	9
Shares distributed to participants	(26,064)	(36,180)	(26,978)
Shares held by participants end of year	334,277	336,024	347,887

Unreleased shares beginning of the year	328,440	352,757	377,074
Shares released during year	(24,317)	(24,317)	(24,317)
Unreleased shares end of year	304,123	328,440	352,757
Total ESOP shares end of year	638,400	664,464	700,644
Fair value of unreleased shares at December 31	$3,512,621	4,072,656	3,728,641

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2001 Plan
December 31, 2012	0	0	45,540	$28.21	0
December 31, 2013	0	0	45,540	28.21	0
Forfeited/expired	0	0	(30,540)	27.33	0
December 31, 2014	0	0	15,000	30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0

2009 Plan
December 31, 2012	121,965	148,333	15,000	$4.77	6,000	$4.41
Granted October 4, 2013	(37,531)	31,276	0	N/A	0		3
Forfeited	5,400	(4,500)	0		0
Cancelled	31,219	0	0		0
Vested	0	(73,303)	0		(3,000)	4.41
December 31, 2013	121,053	101,806	15,000	4.77	3,000	4.41
Granted January 7, 2014	(28,627)	23,856	0	N/A	0		3
Granted May 27, 2014	(26,561)	22,134	0	N/A	0		3
Forfeited/expired	30,540	0	0		0
Vested	0	(62,938)	0		(3,000)	4.41
December 31, 2014	96,405	84,858	15,000	4.77	0
Granted January 27, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Forfeited/expired	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Total all plans	96,341	38,886	15,000	$4.77	0

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$4.77	15,000	3.4	15,000	0	0	N/A